Summary of Significant Accounting Policies (Details) - Schedule of revenue as a percentage of total revenues and gross accounts receivable as a percentage of total gross accounts receivable - Customer Concentration Risk [Member]
	3 Months Ended				12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021		Dec. 31, 2021		Dec. 31, 2020
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	36.00%				10.00%		26.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]				[1],[2]	11.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%				20.00%		25.00%
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%				26.00%		16.00%
Revenue [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	35.00%		22.00%		21.00%		30.00%
Revenue [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	37.00%		13.00%		26.00%
Revenue [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%		16.00%		10.00%			[2]
Revenue [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]		[1]		[2]		[2]

[1]	less than 10%
[2]	less than 10%